CAPITAL STOCK (Details Narrative) - USD ($)																																																																																1 Months Ended	3 Months Ended						4 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 16, 2025	Sep. 09, 2025	Jul. 29, 2025	Jun. 10, 2025	Jun. 09, 2025	Jun. 05, 2025	Jun. 02, 2025	May 22, 2025	May 01, 2025	Apr. 28, 2025	Apr. 11, 2025	Apr. 03, 2025	Mar. 25, 2025	Mar. 20, 2025	Feb. 14, 2025	Feb. 12, 2025	Feb. 11, 2025	Jan. 30, 2025	Jan. 15, 2025	Jan. 06, 2025	Jan. 03, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 19, 2024	Dec. 18, 2024	Dec. 13, 2024	Dec. 06, 2024	Dec. 03, 2024	Dec. 02, 2024	Nov. 11, 2024	Oct. 25, 2024	Oct. 18, 2024	Oct. 16, 2024	Oct. 05, 2024	Oct. 02, 2024	Oct. 01, 2024	Sep. 27, 2024	Sep. 26, 2024	Sep. 10, 2024	Aug. 26, 2024	Aug. 22, 2024	Jul. 24, 2024	Jul. 22, 2024	Jul. 12, 2024	Jul. 09, 2024	Jun. 28, 2024	Jun. 05, 2024	May 24, 2024	May 24, 2024	May 23, 2024	May 22, 2024	May 21, 2024	May 17, 2024	Apr. 26, 2024	Apr. 25, 2024	Apr. 24, 2024	Apr. 18, 2024	Apr. 08, 2024	Apr. 05, 2024	Apr. 04, 2024	Mar. 28, 2024	Mar. 21, 2024	Feb. 07, 2024	Jan. 22, 2024	Jan. 18, 2024	Jan. 11, 2024	Jan. 10, 2024	Jan. 02, 2024	Dec. 28, 2023	Dec. 19, 2023	Dec. 11, 2023	Nov. 15, 2023	Nov. 01, 2023	Oct. 10, 2023	Oct. 01, 2023	Sep. 01, 2023	May 01, 2023	Mar. 20, 2023	Mar. 31, 2023	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 22, 2022	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022	Sep. 15, 2025	Mar. 28, 2025	Mar. 26, 2025	Feb. 10, 2025	Oct. 15, 2024	Apr. 28, 2024	Aug. 31, 2022
Class of Stock [Line Items]
Preferred stock, shares authorized	10,000,000																						10,000,000	10,000,000																																																									10,000,000							10,000,000		10,000,000
Preferred stock, par value	$ 0.0001																						$ 0.0001	$ 0.0001																																																									$ 0.0001							$ 0.0001		$ 0.0001
Preferred stock stated value																																																														$ 1,100
Preferred stock, subscription receivable shares																							1,150	1,150																																																																		1,150
Issuance of common stock for cash, shares				198,000		100,000										80,000	100,000	140,000
Number of shares issued value				$ 297,000		$ 150,000										$ 120,000	$ 150,000	$ 210,000																																																															$ 1,324,571	$ 430,785	$ 655,000		$ 388,270	$ 180,000				$ 1,328,023		$ 6,200,000
Number of shares sold																																																100,000
Value of shares sold																																																$ 193,190
Warrant exercise price				$ 1.50		$ 1.50		$ 1.50								$ 1.50		$ 1.50																													$ 2.53																																																			$ 1.50
Cash payment																		$ 306,118
Stockholders equity reverse stock split																																		1-for-15 reverse stock split	the Company announced that the Board of Directors approved a reverse stock split of its common stock at a ratio of 1-to-15. The Reverse Stock Split was completed on October 16, 2024 and resulted in 32,019,354 issued and outstanding shares of common stock being reduced to 2,134,625 shares of common stock.																																																							1 for 15 reverse stock split		1 for 15 reverse stock split
Common stock, shares issued	13,883,103																						3,245,641	3,245,641										2,134,625																																															13,883,103							13,883,103		3,245,641		1,427,967							32,019,354
Common stock, shares outstanding	13,883,103							93,731															3,245,641	3,245,641										2,134,625																																															13,883,103							13,883,103		3,245,641		1,427,967							32,019,354
Common stock, shares authorized	200,000,000																						200,000,000	200,000,000																																																									200,000,000							200,000,000		200,000,000		200,000,000
Common stock, par value	$ 0.0001																						$ 0.0001	$ 0.0001																																																									$ 0.0001							$ 0.0001		$ 0.0001		$ 0.0001
Value of shares issued for services																																																																																	$ 5,543,101	3,175,091	1,938,500	$ 458,861	808,154	416,500				$ 2,106,265		$ 1,530,659
Proceeds from sale of common stock																																																																																								$ 2,410,356	$ 568,270	$ 1,328,268		$ 6,200,000
Number of restricted common shares issued														1,000,000	80,000				650,000
Number of restricted common shares issued, value															$ 200,000
Number of options granted																																																																																								2,000,000		13,333		93,333
Exercise price																																																																																								$ 2.30		$ 5.55		$ 6.05
Stock-based compensation expense																																																																																								$ 1,201,751	$ 197,703	$ 248,682		$ 624,463
Exercisable options outstanding																							$ 837,315	$ 837,315																																																																		837,315
Fair value of warrants outstanding				$ 297,000
Fair value of warrants																					$ 2,226,602																																																																			$ 2,611,413		$ 2,895,787
Number of shares issued upon exercise
Investor [Member]
Class of Stock [Line Items]
Fair value of warrants outstanding																							$ 2,895,787	$ 2,895,787																																																																		$ 2,895,787		$ 852,480
2022 Equity Incentive Plan [Member]
Class of Stock [Line Items]
Shares price per share																																																$ 5.25
Value of shares issued as bonus																																																$ 437,500
Number of options granted			2,000,000																																																																																											83,333
Exercise price																																																																																														$ 16.50
Options life																																																																																														5 years
Options vesting period																																																																																														3 years
Private Placement Warrant [Member]
Class of Stock [Line Items]
Warrants to purchase common stock	65,033																						65,033	65,033																																																									65,033							65,033		65,033		65,033
Warrant exercise price																																																																																																					$ 15.00
Shares price per share																																																																																																					$ 1.00
Fair value of warrants outstanding																																																																																																					$ 2,000,000
IPO [Member]
Class of Stock [Line Items]
Issuance of common stock for cash, shares																																																																																83,333
Shares price per share																																																																																$ 60.00
Gross proceeds from offering																																																																																$ 4,350,000
Proceeds from sale of common stock																																																																																$ 4,350,000
Underwriters [Member] | Over-Allotment Option [Member]
Class of Stock [Line Items]
Issuance of common stock for cash, shares																																																																		40,000
Number of shares sold																																																																		306,667
Proceeds from sale of common stock																																																																		$ 160,000
Officers Directors and Employees [Member] | 2022 Equity Incentive Plan [Member]
Class of Stock [Line Items]
Number of shares issued as bonus																																																83,333
Chief Executive Officer and Chairman [Member] | 2022 Equity Incentive Plan [Member]
Class of Stock [Line Items]
Number of shares issued as bonus																																																53,333
Chief Operating Officer [Member] | 2022 Equity Incentive Plan [Member]
Class of Stock [Line Items]
Number of shares issued as bonus																																																6,667
Number of options granted																																																																														10,000																33,333
Exercise price																																																																														$ 16.50
Options life																																																																														5 years
Options vesting period																																																																														3 years
President [Member] | 2022 Equity Incentive Plan [Member]
Class of Stock [Line Items]
Number of shares issued as bonus																																																3,333
Three Independent Directors [Member] | 2022 Equity Incentive Plan [Member]
Class of Stock [Line Items]
Number of shares issued as bonus																																																6,667
Chief Executive Officer [Member] | 2022 Equity Incentive Plan [Member]
Class of Stock [Line Items]
Number of options granted			500,000																																																																			83,333																								50,000
Exercise price			$ 2.30																																																																			$ 4.80
Options life																																																																						5 years
Options vesting period			10 years
Number of options not exercised			500,000
Johnathan Arango [Member]
Class of Stock [Line Items]
Number of unvested options forfeited																																																														18,889
Number of options not exercised																																															14,444
Raffi Sahul [Member] | 2022 Equity Incentive Plan [Member]
Class of Stock [Line Items]
Number of options granted																																													13,333
Exercise price																																													$ 5.55
Options life																																													3 years
23 Accredited Investors [Member] | Private Placement Warrant [Member]
Class of Stock [Line Items]
Issuance of common stock for cash, shares																																																																																							2,000,000
Number of shares issued value																																																																																							$ 2,000,000
Jason Szkup [Member]
Class of Stock [Line Items]
Cash payable for services																																																																										$ 10,000
Platinum Point Capital [Member]
Class of Stock [Line Items]
Number of shares sold					261,667																							20,962	54,038			33,333					133,334
Value of shares sold					$ 366,830																							$ 44,182	$ 115,763			$ 78,787					$ 521,002
Shares price per share																												$ 2.11	$ 2.14			$ 2.36					$ 3.91											$ 1.9319
Restricted Stock [Member] | Dr.Douglas Christianson [Member]
Class of Stock [Line Items]
Shares price per share																																																																										$ 8.70
Number of shares issued for services																																																																										3,333
Value of shares issued for services																																																																										$ 29,000
Restricted Stock [Member] | Marius Pharmaceuticals [Member]
Class of Stock [Line Items]
Shares price per share																																																																								$ 8.70
Number of shares issued for services																																																																								6,667
Value of shares issued for services																																																																								$ 58,000
Warrant [Member]
Class of Stock [Line Items]
Number of shares issued value
Value of shares issued for services
Outstanding and vested warrants, shares	997,899																						940,333	940,333																																																									997,899							997,899		940,333		89,533		133,333
Outstanding and vested warrants expected term																																																																																								3 years 9 months		4 years 5 months 15 days
Warrant [Member] | IPO [Member]
Class of Stock [Line Items]
Warrants to purchase common stock																																																																															5,833
Warrant exercise price																																																																															$ 75.00
Warrants term																																																																															5 years
Fair value of warrants																																																																															$ 31,995
Warrant One [Member] | Third Closing [Member]
Class of Stock [Line Items]
Warrants to purchase common stock																																															66,667
Warrant exercise price																																															$ 7.50
Warrant Two [Member] | Third Closing [Member]
Class of Stock [Line Items]
Warrants to purchase common stock																																															33,333
Warrant exercise price																																															$ 15.00
Common Stock [Member]
Class of Stock [Line Items]
Issuance of common stock for cash, shares																																																																																	709,676	432,121	305,555		63,333	40,000				345,000	[1]	350,000	[1]
Number of shares issued value								$ 93,731																																																																									$ 71	$ 43	$ 31		$ 6	$ 4				$ 34		$ 35
Number of shares sold																																																																							266,667
Value of shares sold																																																																							$ 1,000,000.0
Warrant exercise price																					$ 2.59	$ 2.61
Shares price per share																																																																							$ 4.50
Number of shares issued for services																																																																																	2,570,970	1,785,760	522,000	106,333	176,154	106,667				554,154	[1]	118,667	[1]
Value of shares issued for services																																																																																	$ 257	$ 179	$ 52	$ 11	$ 18	$ 11				$ 57		$ 17
Gross proceeds from offering																																																																							$ 1,200,000
Proceeds from sale of common stock																																																																							$ 1,200,000
Fair value of warrants																																																																																								$ 2,611,413
Common Stock [Member] | IPO [Member]
Class of Stock [Line Items]
Warrants to purchase common stock																																																																							18,667
Warrant exercise price																																																																							$ 5.70
Warrants term																																																																							5 years
Fair value of warrants																																																																							$ 78,174
Common Stock [Member] | Jason Szkup [Member]
Class of Stock [Line Items]
Shares price per share																																																																										$ 8.70
Number of shares issued for services																																																																										2,000
Value of shares issued for services																																																																										$ 17,400
Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Warrants to purchase common stock																																																																																																				320,000
Securities Purchase Agreement [Member] | Third Closing [Member]
Class of Stock [Line Items]
Warrants to purchase common stock																																																																																																				100,000
Securities Purchase Agreement [Member] | Warrant [Member]
Class of Stock [Line Items]
Warrants to purchase common stock																																																												220,000	220,000
Purchase price of warrants																																																												$ 1,500,000
Aggregate amount for warrant																																																												$ 500,000
Warrants to purchase common stock	66,000																				660,000	396,000	60,000	60,000	132,000	330,000																																		220,000																					66,000							66,000		60,000
Warrant exercise price	$ 2.59																				$ 2.59	$ 2.61	$ 2.57	$ 2.57	$ 2.57	$ 2.71																					$ 7.50														$ 3.90																				$ 2.59							$ 2.59		$ 2.57
Fair value of warrants outstanding																																																												$ 1,500,000
Fair value of warrants																																															$ 260,750														$ 681,352
Number of shares issued upon exercise																																															66,667
Securities Purchase Agreement [Member] | Warrant One [Member]
Class of Stock [Line Items]
Warrant exercise price																																															$ 15.00
Fair value of warrants																																															$ 122,341
Number of shares issued upon exercise																																															33,333
Securities Purchase Agreement [Member] | Common Stock [Member]
Class of Stock [Line Items]
Warrant exercise price																					$ 2.59
Securities Purchase Agreement [Member] | Common Stock Purchase Warrant [Member]
Class of Stock [Line Items]
Warrant exercise price																							$ 2.62	$ 2.62																																																																		$ 2.62
Fair value of warrants																								$ 1,193,837
Number of shares issued upon exercise																								528,000
IP Purchase Agreement [Member]
Class of Stock [Line Items]
Value of shares sold																																																																																										$ 27,000
Consideration amount																																																									$ 20,000,000
Cash payment																																																									$ 400,000
Cumulative preferred stock description																																																									(i) with $200,000 payable on or before June 30, 2024, (ii) $100,000 payable on or before August 31, 2024, and (iii) $100,000 payable on or before November 30, 2024
Service Agreement [Member] | Greentree Financial Group [Member]
Class of Stock [Line Items]
Shares price per share																																																																													$ 16.95
Cash payable for services																														$ 40,000																																															$ 40,000
Payment terms																														(a) $20,000 on or before December 31, 2024; (b) $20,000 on or before March 31, 2025																																															(a) $20,000 on or before September 30, 2023; (b) $20,000 on or before March 31, 2024, each of which payments were timely made
Value of shares issued for services																																																																													$ 84,752
Service Agreement [Member] | Restricted Stock [Member] | Greentree Financial Group [Member]
Class of Stock [Line Items]
Shares price per share																														$ 2.50
Number of shares issued for services																														40,000																																															5,000
Value of shares issued for services																														$ 100,000
Consulting Agreement [Member] | Chief Financial Officer [Member]
Class of Stock [Line Items]
Shares price per share																															$ 2.47
Number of shares issued for services																															25,000																																													3,333
Cash payable for services																															$ 4,000																																													$ 2,000
Value of shares issued for services																															$ 61,750
Consulting Agreement [Member] | Luca Consulting LLC [Member]
Class of Stock [Line Items]
Shares price per share																																																																											$ 9.45
Number of shares issued for services																																																																											13,333
Cash payable for services																																								$ 5,000																							$ 5,000					$ 15,000							$ 15,000
Payment terms																																																																				(a) $5,000 on the signing of the agreement; and (b) $5,000 on the tenth of each month throughout the remainder of the agreement							(a) $5,000 on the signing of the agreement; (b) $5,000 on the tenth of each month throughout the remainder of the agreement
Value of shares issued for services																																																																											$ 126,000
Consulting Agreement [Member] | G And P General Consulting [Member]
Class of Stock [Line Items]
Number of additional restricted common shares issued																																																																					33,333
Consulting Agreement [Member] | G And P General Consulting [Member] | 2022 Equity Incentive Plan [Member]
Class of Stock [Line Items]
Shares price per share																																																																$ 6.15
Number of restricted common shares issued																																																																16,667
Number of restricted common shares issued, value																																																																$ 102,500
Consulting Agreement [Member] | First Level Capital [Member]
Class of Stock [Line Items]
Cash payable for services																																																																			$ 60,000
Payment terms																																																																			(a) $60,000 on the signing of the agreement; and (b) $60,000 on the approval by the Company
Consulting Agreement [Member] | Zvonimir Moric Consulting [Member]
Class of Stock [Line Items]
Cash payable for services																																								$ 7,500
Consulting Agreement [Member] | John Dorsey [Member]
Class of Stock [Line Items]
Shares price per share																																												$ 6.31
Number of shares issued for services																																												13,333
Cash payable for services																																												$ 6,000
Value of shares issued for services																																												$ 84,180
Shares vesting description																																												a) 3,333 shares vest upon the execution of the Agreement, b) 5,000 shares vest upon the three (3) month anniversary of the Agreement, and c) 5,000 shares vest upon the six (6) month anniversary of the Agreement
Consulting Agreement [Member] | Levo Healthcare Consulting, Inc. [Member]
Class of Stock [Line Items]
Warrants to purchase common stock																																										20,000
Cash payable for services																																										$ 6,250
Fair value of shares																																										68,170
Consulting Agreement [Member] | Veritas Consulting Group Inc [Member]
Class of Stock [Line Items]
Cash payable for services																																										$ 7,500
Consulting Agreement [Member] | North York Ltd [Member]
Class of Stock [Line Items]
Shares price per share																											$ 2.61
Number of shares issued for services																											100,000
Value of shares issued for services																											$ 261,000
Consulting Agreement [Member] | Restricted Stock [Member] | Luca Consulting LLC [Member]
Class of Stock [Line Items]
Shares price per share																																								$ 4.05																							$ 2.96					$ 4.20
Number of shares issued for services																																								43,333																							33,333					13,333
Value of shares issued for services																																								$ 175,500																							$ 98,750					$ 56,000
Consulting Agreement [Member] | Restricted Stock [Member] | PHX Global LLC [Member]
Class of Stock [Line Items]
Shares price per share																																						$ 3.60																		$ 4.20																	$ 7.05
Number of shares issued for services																																						13,333																		13,333																	13,333
Value of shares issued for services																																						$ 48,000																		$ 56,000																	$ 94,000
Consulting Agreement [Member] | Restricted Stock [Member] | PHX Global LLC [Member] | 2022 Equity Incentive Plan [Member]
Class of Stock [Line Items]
Number of shares issued for services																																																								13,333
Consulting Agreement [Member] | Restricted Stock [Member] | G And P General Consulting [Member]
Class of Stock [Line Items]
Shares price per share																																																																					$ 4.20
Number of shares issued for services																																																																					16,667
Value of shares issued for services																																																																					$ 70,000
Number of additional restricted common shares issued																																																																					33,333
Consulting Agreement [Member] | Restricted Stock [Member] | First Level Capital [Member]
Class of Stock [Line Items]
Shares price per share																																																																			$ 4.35
Number of shares issued for services																																																																			16,667
Value of shares issued for services																																																																			$ 144,950
Number of additional restricted common shares issued																																																																			16,667
Consulting Agreement [Member] | Restricted Stock [Member] | Zvonimir Moric Consulting [Member]
Class of Stock [Line Items]
Shares price per share																																								$ 4.05																							$ 2.96
Number of shares issued for services																																								13,333																							10,000
Value of shares issued for services																																								$ 54,000																							$ 29,625
Consulting Agreement [Member] | Restricted Stock [Member] | Acorn Management Partners LLC [Member]
Class of Stock [Line Items]
Shares price per share																																																			$ 7.80
Number of shares issued for services																																																			12,821
Value of shares issued for services																																																			$ 100,000
Consulting Agreement [Member] | Restricted Stock [Member] | Levo Healthcare Consulting, Inc. [Member]
Class of Stock [Line Items]
Shares price per share																																										$ 4.35
Number of shares issued for services																																										13,000
Value of shares issued for services																																										$ 56,160
Consulting Agreement [Member] | Restricted Stock [Member] | Veritas Consulting Group Inc [Member]
Class of Stock [Line Items]
Shares price per share																																										$ 4.35
Number of shares issued for services																																										10,000
Value of shares issued for services																																										$ 43,200
Consulting Agreement [Member] | Common Stock [Member] | John Dorsey [Member]
Class of Stock [Line Items]
Number of shares issued for services																																												13,333
Consulting Agreement [Member] | Common Stock [Member] | Levo Healthcare Consulting, Inc. [Member]
Class of Stock [Line Items]
Shares price per share									$ 1.48
Number of shares issued for services									120,000
Value of shares issued for services									$ 177,600
Equity Purchase Agreement [Member]
Class of Stock [Line Items]
Issuance of common stock for cash, shares																																																				46,667	16,667						66,667	66,667
Number of shares issued value																																																				$ 337,915	$ 119,750						$ 25,000,000	$ 214,900
Shares price per share																																																				$ 7.20	$ 7.20
Equity Purchase Agreement [Member] | Commitment Shares [Member]
Class of Stock [Line Items]
Number of shares issued value																																																											$ 214,900
Shares price per share																																																											$ 3.22
Greenfield Purchase Agreement [Member]
Class of Stock [Line Items]
Issuance of common stock for cash, shares																									515,000																																515,000
Consideration amount																									$ 1,344,150
Shares issuance for purchase of patent																									515,000
Consideration amount																									$ 1,344,150
Underwriting Agreement [Member]
Class of Stock [Line Items]
Fair value of warrants																																																																	$ 12,086
Underwriting Agreement [Member] | Warrant [Member]
Class of Stock [Line Items]
Warrants to purchase common stock																																																																	2,800						18,667
Warrant exercise price																																																																	$ 5.63						$ 5.70
Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	6,000																						6,000	6,000																																						6,000																			6,000							6,000		6,000		6,000
Preferred stock, par value	$ 0.0001																						$ 0.0001	$ 0.0001																																						$ 0.0001																			$ 0.0001							$ 0.0001		$ 0.0001		$ 0.0001
Preferred stock stated value																																																														$ 1,100
Preferred stock, shares issued	82																						2,770	2,770																																																									82							82		2,770		0
Preferred stock, shares outstanding	82																						2,770	2,770																																																									82							82		2,770		0
Number of shares converted		500					100				100		350				216
Converted shares aggregate stated value		$ 550,000					$ 110,000				$ 110,000		$ 385,000				$ 237,600
Common stock issued upon conversion		366,667					73,333				73,333		256,667				105,600
Conversion price		$ 1.50					$ 1.50			$ 1.50	$ 1.50		$ 1.50	$ 1.50			$ 2.25																																																																															$ 1.50	$ 1.50
Series B Convertible Preferred Stock [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Number of shares sold												100
Value of shares sold												$ 100,000
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued	82																						1,620	1,620																																																									82							82		1,620
Preferred stock, shares outstanding	82																						1,620	1,620																																																									82							82		1,620
Issuance of common stock for cash, shares																					500	300
Number of shares issued value																					$ 500,000	$ 300,000
Number of shares sold																				250																			250		500						1,000
Value of shares sold																				$ 250,000																			$ 250,000		$ 500,000
Number of shares converted										300																							200			190			140				50			135			355	150		155	50
Converted shares aggregate stated value										$ 330,000																							$ 220,000			$ 209,000			$ 154,000				$ 11,000			$ 148,500				$ 165,000		$ 170,500	$ 55,000
Common stock issued upon conversion										220,000																							93,299			66,923			47,903				2,245			35,779			128,243	54,187		55,993	18,062
Conversion price							$ 1.50			$ 1.50	$ 1.50		$ 1.50	$ 1.50			$ 2.25																$ 2.36			$ 3.12			$ 3.21				$ 4.90			$ 4.1505			$ 3.045	$ 3.045		$ 3.045	$ 3.045																																										$ 1.50	$ 1.50	$ 1.50
Shares to be sold, shares																							250	250																																																																		250
Shares to be sold, value																							$ 250,000	$ 250,000																																																																		$ 250,000
Common stock issued for dividend																							28,067	28,067			28,067																																																															28,067
Deemed dividend																																																																																										$ 70,168
Shares price per share																											$ 2.50																			$ 4.15
Common stock issued value																																																	$ 390,500
Series B Preferred Stock [Member] | Platinum Point Capital [Member]
Class of Stock [Line Items]
Number of shares converted																																	200			190
Common stock issued upon conversion																																	93,299			66,923
Conversion price																																	$ 2.36			$ 3.12
Common stock issued value																																	$ 220,000			$ 209,000
Series B Preferred Stock [Member] | Third Closing [Member]
Class of Stock [Line Items]
Number of shares sold																																															750
Series B Preferred Stock [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Issuance of common stock for cash, shares																					50																																							1,500
Number of shares issued value																					$ 50,000																																							$ 1,650,000
Number of shares sold																					500	300	50		100	250																												100	150					500
Value of shares sold	$ 50,000																				$ 500,000	$ 300,000	$ 50,000		$ 100,000	$ 250,000																												$ 100,000	$ 150,000
Warrants to purchase common stock	50																				50																																																												50							50
6% Series C Convertible Cumulative Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, par value																																																										$ 0.0001
Preferred stock, shares issued	980,000																						980,000	980,000																																																									980,000							980,000		980,000		0
Preferred stock, shares outstanding	980,000																						980,000	980,000																																																									980,000							980,000		980,000		0
Issuance of common stock for cash, shares																																																										6,250,000
Preferred stock, dividend rate																																																										6.00%
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Shares price per share																																																										$ 20
Dividends																																																																																								$ 1,684,109		$ 802,109
Series C Preferred Stock [Member] | IP Purchase Agreement [Member]
Class of Stock [Line Items]
Issuance of common stock for cash, shares																																																									980,000
Number of shares issued value																																																									$ 19,600,000
Value of shares sold																																																																																										$ 27,000
Shares price per share																																																									$ 20.00
Consideration amount																																																									$ 20,000,000
Shares issuance for purchase of patent																																																									980,000
Value of shares issued for purchase of patent																																																									$ 19,600,000
Cumulative preferred stock description																																																									(i) with $200,000 payable on or before June 30, 2024, (ii) $100,000 payable on or before August 31, 2024, and (iii) $100,000 payable on or before November 30, 2024
Cash payment																																																									$ 400,000

[1]	Shares have been retroactively adjusted to reflect the decreased number of shares resulting from a 1 for 15 reverse stock split.